Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 964		$ 983
Ordinary shares, par value		0.1		0.1
Ordinary shares, authorized	19,950,000	19,950,000	19,950,000	19,950,000
Ordinary shares, issued	9,907,948	9,907,948	9,567,198	9,567,198
Ordinary shares, outstanding	9,907,948	9,907,948	9,567,198	9,567,198
Treasury stock, shares	607,956	607,956	607,956	607,956